Basis of Presentation and Consolidation and Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Basis of Presentation and Consolidation and Summary of Significant Accounting Policies
Note 2 — Basis of Presentation and Consolidation and Summary of Significant Accounting Policies
Basis of presentation and consolidation
The Company’s consolidated financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and reflect the financial position, results of operations and cash flows for all periods presented. The consolidated financial statements include the accounts of Direct Digital
Holdings, Inc. and its wholly owned subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation.
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards otherwise applicable to public companies until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) it affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates. The adoption dates discussed below reflect this election.
Revenue recognition
The Company recognizes revenue using the following five steps: 1) identification of a contract with a customer; 2) identification of the performance obligation(s) in the contract; 3) determination of the transaction price; 4) allocation of the transaction price to the performance obligation(s) in the contract; and 5) recognition of revenue when, or as, the performance obligation(s) are satisfied. The Company’s revenues are derived primarily from two sources: sell-side advertising and buy-side advertising. Thus, the Company disaggregates the revenue earned into these two segments. For additional segment disclosures, refer to Note 7 of our consolidated financial statements. The Company maintains agreements with its customers in the form of written service agreements, which set out the terms of the relationship, including payment terms (typically 30 to 90 days) and access to its platform.
For the sell-side advertising segment, the Company generates revenue by selling advertising inventory (digital ad units) that the Company purchases from publishers to advertisers through a process of monetizing ad impressions on the Company’s proprietary sell-side programmatic platform operating under the trademarked banner Colossus SSP. For the buy-side advertising segment, the Company generates revenue from customers that enter into agreements with the Company to provide managed advertising campaigns, which include digital marketing and media services to purchase digital advertising space, data and other add-on features.
In connection with the Company’s analysis of principal vs agent considerations, the Company has evaluated the specified goods or services and considered whether the Company controls the goods or services before they are provided to the customer, including the three indicators of control. Based upon this analysis and the Company’s specific facts and circumstances, the Company concluded that it is a principal for the goods or services sold through both the Company’s sell-side advertising segment and buy-side advertising segment because the Company controls the specified good or service before it is transferred to the customer and the Company is the primary obligor in the agreement with customers. Therefore, the Company reports revenue on a gross basis inclusive of all supplier costs and pays suppliers for the cost of digital media, advertising inventory, data and any add-on services or features.
Sell-side advertising
The Company partners with publishers to sell advertising inventory to the Company’s Colossus Media-curated clients and the open markets (collectively referred to as “buyers”) seeking to access the general market as well as unique multi-cultural audiences. The Company generates revenue from the delivery of targeted digital media solutions, enabling advertisers to connect intelligently with their audiences across online display, video, social and mobile mediums using its proprietary programmatic sell-side platform (“SSP”). The Company refers to its publishers, app developers, and channel partners collectively as its “publishers.” The Company generates revenue through the monetization of publisher ad impressions on its platform. The Company’s platform allows the Company to sell, in real time, ad impressions from publishers to buyers and provides automated inventory management and monetization tools to publishers across various device types and digital ad formats. The Company recognizes revenue at a point in time when an ad is delivered or displayed in response to a winning bid request from ad buyers.
Buy-side advertising
The Company purchases media based on the budget established by its customers with a focus on leveraging data services, customer branding, real-time market analysis and micro-location advertising. The Company offers its services on a fully managed basis, which is recognized over time using the output method when the performance obligation is fulfilled. An “impression” is delivered when an advertisement appears on pages viewed by users. The performance obligation is satisfied over time as the volume of impressions are delivered up to the contractual maximum. Many customers run several different campaigns throughout the year to capitalize on different seasons, special events and other happenings at their respective regions and localities. The Company provides digital advertising and media buying capabilities with a focus on generating measurable digital and financial life for its customers.
Revenue arrangements are evidenced by a fully executed insertion order (“IO”) and/or a master service agreement (“MSA”) covering a combination of marketing tactics. Generally, IOs specify the number and type of advertising impressions to be delivered over a specified time at an agreed upon price and performance objectives for an ad campaign. Performance objectives are generally a measure of targeting, as defined by the parties in advance, such as number of ads displayed, consumer clicks on ads or consumer actions (which may include qualified leads, registrations, downloads, inquiries or purchases). These payment models are commonly referred to as CPM (cost per impression), CPC (cost per click) and CPA (cost per action). The majority of the Company’s contracts are flat-rate, fee-based contracts.
Cash payments received prior to the Company’s delivery of its services are recorded to deferred revenue until the performance obligation is satisfied. The Company recorded deferred revenue (contract liabilities) to account for billings in excess of revenue recognized, primarily related to contractual minimums billed in advance and customer prepayment, of $0.4 million and $0.5 million as of December 31, 2023 and 2022, respectively. Revenue recognized during 2023 and 2022 from amounts included within the deferred revenue balances at the beginning of each respective period amounted to $0.5 million and $1.3 million, respectively.
Accounting Standards Codification (“ASC”) 606 provides various optional practical expedients. The Company elected the use of the practical expedient relating to the disclosure of remaining performance obligations within a contract and will not disclose remaining performance obligations for contracts with an original expected duration of one year or less.
Goodwill
As of December 31, 2023 and 2022, goodwill was $6.5 million, which includes $2.4 million as a result of the acquisition of Huddled Masses and Colossus Media in 2018 and $4.1 million from the acquisition of Orange 142 in 2020. The Company expects to deduct goodwill for tax purposes in future years. Goodwill is attributable to entry into new markets not previously accessible and generation of future growth opportunities. Goodwill is assessed for impairment at least annually (December 31) starting with a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit containing goodwill is less than its carrying value. This qualitative assessment may include, but is not limited to, reviewing factors such as macroeconomic conditions, industry and market considerations, cost factors, entity-specific financial performance and other events, such as changes in our management, strategy and primary user base. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then a quantitative goodwill impairment analysis is performed. Depending upon the results of the quantitative measurement, the recorded goodwill may be written down and an impairment expense is recorded in the consolidated statements of operations when the carrying amount of the reporting unit exceeds the fair value of the reporting unit. Goodwill is reviewed annually and tested for impairment upon the occurrence of a triggering event. The Company determined that there was no impairment of goodwill during the years ended December 31, 2023 and 2022.
Intangible assets, net
Intangible assets consist of customer relationships, trademarks and non-compete agreements. Intangible assets are recorded at fair value at the time of their acquisition and are stated within the consolidated balance sheets net of accumulated amortization. Intangible assets are amortized on a straight-line basis over their estimated useful lives and recorded as amortization expense within general and administrative expenses in the consolidated statements of operations. The Company’s intangible assets are being amortized over their estimated useful lives, using the straight-line method with non-compete agreements over 5 years and other intangibles over 10 years.
Impairment of long-lived assets
The Company evaluates the recoverability of long-lived assets, including property, equipment and software costs and intangible assets if facts or circumstances indicate that any of those assets might be impaired. ASC 360-10-15 requires the Company to group assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities and evaluate the asset group against the sum of the undiscounted future cash flows to determine if a write-down to fair value is necessary. No impairment loss was recognized during the years ended December 31, 2023 and 2022.
Stock-based compensation
Stock-based compensation cost for options and restricted stock units (“RSU”) awarded to employees and directors is measured at the grant date based on the calculated fair value of the award and is recognized as an expense over the requisite service period (generally the vesting period of the equity grant). Contingently issued awards with a requisite service period that precedes the grant date are measured and recognized at the start of the requisite service period and remeasured each reporting period until the grant date.
The Company estimates the fair value of RSU’s based on the closing price of the Company’s common stock on the date of the grant. The Company estimates the fair value of stock options using the Black-Scholes valuation model. Key input assumptions used to estimate the fair value of stock options include the fair value of the Company’s common stock, as well as assumptions regarding the expected common stock price volatility over the term of the stock options, the expected term of the stock options, risk-free interest rates and the expected dividend yield. Given the Company’s short history as a public company, the expected volatility is determined based on the trading history of several unrelated public companies within the industry that the Company considers to be comparable and the expected term is determined based on a combination of terms of the stock options and peer data. The risk-free interest rate is derived using the U.S. Treasury yield curve in effect at date of grant. Other assumptions are based on historical experience and activity. The Company considers an estimated forfeiture rate for stock options based on historical experience and the anticipated forfeiture rates during the future contract life.
The fair value of the Company’s stock options was estimated on the grant date using the Black-Scholes option pricing model with the following weighted-average input assumptions used by the Company were as follows:

	Year Ended December 31,
	2023	2022
Grant date fair value	$2.44	$1.01
Expected term	6.0	6.0
Expected volatility	69%	63%
Risk-free interest rate	3.70%	3.25%
Exercise price	$3.78	$1.68
Dividend yield	—	—
Employee benefit plans
The Company sponsors a safe harbor, defined contribution 401(k) and profit-sharing plan (the “Plan”) that allows eligible employees to contribute a percentage of their compensation. The Company matches employee contributions up to a maximum of 100% of the participant’s salary deferral, limited to 4% of the employee’s salary. For the years ended December 31, 2023 and 2022, the Company’s matching contributions were $0.2 million and $0.2 million, respectively. Although the Company may make a discretionary profit-sharing contribution to the Plan, during the years ended December 31, 2023 and 2022, no profit-sharing contributions were made.
The Company has an Employee Benefit Plan Trust (the “Trust”) to provide for the payment or reimbursement of all or a portion of covered medical, dental and prescription expenses for the employees of the Company. The Trust is funded with contributions made by the Company and participating employees at amounts sufficient to keep the Trust on an actuarially sound basis. The self-funded plan has an integrated stop loss insurance policy for the funding of the Trust benefits in excess of the full funding requirements. As of December 31, 2023 and 2022, the Company recorded an estimated liability for incurred but not recognized claims in accrued liabilities in an amount which was less than $0.1 million.
The Company also has an incentive plan for executives and employees of the Company which provides for performance based awards payable in cash or stock-based compensation as determined by the Compensation Committee of the Company’s Board of Directors. There was $2.4 million and $2.3 million recognized during the years ended December 31, 2023 and 2022, respectively, for awards pursuant to this plan. $1.4 million of the 2023 awards was recorded as stock-based compensation in compensation, taxes and benefits with the remainder of 2023 and all of 2022 recorded as compensation expense in compensation, taxes and benefits and payable in cash subsequent to the applicable year end.
Income taxes
In February 2022, concurrent with the Organizational Transactions, the Company entered into a tax receivable agreement (“Tax Receivable Agreement” or “TRA”) with DDH LLC and Direct Digital Management, LLC (“DDM”). The TRA provides for certain income (loss) allocations between the Company and DDH LLC under the agreement. DDH LLC is a limited liability company, is treated as a partnership for federal income tax purposes and generally is not subject to any entity-level U.S. federal income tax and certain state and local income taxes. Any taxable income or loss generated by the Company is allocated to holders of LLC units (“LLC Units”) in accordance with the Second Amended and Restated Limited Liability Company Agreement (“LLC Agreement”), and distributions to the owners of LLC Units in an amount sufficient to fund their tax obligations. The Company is subject to U.S. federal income taxes, in addition to state and local income taxes with respect to its allocable share of any taxable income or loss under the LLC Agreement. Pursuant to the Company’s election under Section 754 of the Internal Revenue Code (the “Code”), the Company expects to obtain an increase in its share of the tax basis in the net assets of DDH, LLC when LLC Units are redeemed or exchanged by the members of DDH, LLC. The Company made an election under Section 754 of the Code for each taxable year in which a redemption or exchange of LLC interest occurred. During the years ended December 31, 2023 and 2022, members of DDM exchanged 410,000 and 100,000 shares of Class B Common Stock into shares of Class A Common Stock, respectively.
Deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is established when it is more likely than not that some portion or all of the deferred tax assets will not be realized. The establishment of a valuation allowance requires significant judgment and is impacted by various estimates. Both positive and negative evidence, as well as the objectivity and verifiability of that evidence, is considered in determining the appropriateness of recording a valuation allowance on deferred tax assets. As of December 31, 2023 and 2022, the Company recorded a valuation allowance of $0.5 million and $0, respectively.
Accounts receivable, net
Accounts receivable primarily consists of billed amounts for products and services rendered to customers under normal trade terms. The Company performs credit evaluations of its customers’ financial condition and generally does not require collateral. Accounts receivable are stated at net realizable value. The Company insures a significant portion of its accounts receivable with unrelated third-party insurance companies in an effort to mitigate any future write-offs and establishes provision for credit losses as deemed necessary for accounts not covered by this insurance. Management periodically reviews outstanding accounts receivable for reasonableness. If warranted, the Company processes a claim with the third-party insurance company to recover uncollected balances, rather than writing the balances off to bad debt expense. The guaranteed recovery for the claim is approximately 90% of the original balance, and if the full amount is collected by the insurance company, the remaining 10% is remitted to the Company. If the insurance company is unable to collect the full amount, the Company records the remaining 10% to bad debt expense. The Company’s provision for credit losses reflects the current expected credit loss inherent in the accounts receivable considering the Company’s aging analysis, historical collection experience, customer creditworthiness, current and future economic conditions and market conditions. Accounts receivable balances are written off against the provision when the Company believes it is probable the receivable will not be recovered. Bad debt expense was approximately $0.4 million and less than $0.1 million for the years ended December 31, 2023 and 2022, respectively.
The following table presents the changes in the provision for credit losses (in thousands):

	December 31,
	2023	2022
Beginning balance	$4	$41
Provision for credit losses	369	10
Write-offs, net of recoveries	(29)	(47)
Ending balance	$344	$4
Concentrations of customers and suppliers
There is an inherent concentration of credit risk associated with accounts receivable arising from revenue from major customers on both the sell-side and buy-side of the business. For the years ended December 31, 2023 and 2022, one customer of the sell-side of the business represented 73% and 63% of revenues, respectively. As of December 31, 2023 and 2022, one customer of the sell-side of the business accounted for 83% and 80%, respectively, of accounts receivable.
As of December 31, 2023 and 2022, three sellers of advertising inventory each accounted for at least 10%, and collectively accounted for 57% and 63%, respectively, of consolidated accounts payable.
Accrued Liabilities
The components of accrued liabilities on the balance sheet as of December 31, 2023 and 2022 are as follows (in thousands):

	December 31,
	2023	2022
Accrued compensation and benefits	$2,789	$3,129
Accrued expenses	631	207
Accrued severance	189	—
Accrued litigation settlement (1)	171	429
Accrued interest	36	13
Total accrued liabilities	$3,816	$3,778
__________________
(1)In July 2022, the Company entered into a litigation settlement agreement with a vendor of Huddled Masses related to a delinquent balance from 2019 and agreed to pay a total of $0.5 million with monthly installment payments over 24 months beginning September 1, 2022.
Segment information
Operating segments are components of an enterprise for which separate financial information is available and evaluated regularly by the Company’s chief operating decision maker (“CODM”) for purpose of allocating resources and assessing performance. The Company’s CODM is its Chairman and Chief Executive Officer. The Company operates two reportable segments: sell-side advertising, which includes the results of Colossus Media, and buy-side advertising, which includes the results of Orange 142 and Huddled Masses. All of the Company’s revenues are attributed to the United States.
Cost of revenues
Sell-side advertising
The Company pays publishers a fee, which is typically a percentage of the value of the ad impressions monetized through the Company’s platform. Cost of revenues consists primarily of publisher media fees and data center co-location costs. Media fees include the publishing and real-time bidding costs to secure advertising space.
Buy-side advertising
Cost of revenues consists primarily of digital media fees, third-party platform access fees, and other third-party fees associated with providing services to the Company’s customers.
Operating expenses
Operating expenses consist of compensation expenses related to our executive, sales, finance and administrative personnel (including salaries, commissions, stock-based compensation, bonuses, benefits and taxes); general and administrative expenses (including rent expense, professional fees, independent contractor costs, selling and marketing fees, administrative and operating system subscription costs, insurance, and amortization expense related to our intangible assets); and other expense (including transactions that are unusual in nature or which are occurring infrequently). See further discussion of Other Expenses within Operating Expenses for the year ended December 31, 2023 in Note 9 of the consolidated financial statements.
Advertising costs
The Company expenses advertising costs as incurred. Advertising expense incurred during the years ended December 31, 2023 and 2022 was $2.2 million and $0.9 million, respectively. These costs are included in general and administrative expenses in the consolidated statements of operations.
Cash and cash equivalents
Cash and cash equivalents consist of funds deposited with financial institutions and highly liquid instruments with original maturities of three months or less. Such deposits may, at times, exceed federally insured limits. The risk of loss attributable to any uninsured balances is mitigated by depositing funds only in high credit quality financial institutions. The Company has not experienced any losses in such amounts and believes it is not exposed to any significant credit risk to cash.
Property, equipment and software, net
Property and equipment are recognized in the consolidated balance sheets at cost less accumulated depreciation and amortization. The Company capitalizes purchases and depreciates its property and equipment using the straight-line method of depreciation over the estimated useful lives of the respective assets, generally ranging from three to five years. Leasehold improvements are amortized over the shorter of their useful lives or the remaining terms of the related leases. The Company capitalizes costs related to the development of internal-use software. Costs incurred during the application development phase are capitalized and amortized using the straight-line method over the estimated useful life, estimated at three years.
The cost of repairs and maintenance are expensed as incurred. Major renewals or improvements that extend the useful lives of the assets are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation thereon are removed, and any resulting gain or loss is recognized in the consolidated statements of operations.
Leases
The Company has operating leases for real estate. Operating leases are included in Operating Lease Right of Use ("ROU") Assets and Operating Lease Liabilities on the consolidated balance sheets. Operating lease asset and liability amounts are measured and recognized based on discounted future cash flow payment amounts the Company expects to make over the expected term of the underlying leases, including renewal periods the Company is reasonably certain to exercise. The lease liability for leases expected to be settled in twelve-months or less are classified as current liabilities. The general terms of the Company’s lease agreements require monthly payments. Because the Company does not generally have access to the rate implicit in its leases, the Company utilizes its incremental borrowing rate as the discount rate for measuring the lease liability. At commencement, the operating lease ROU asset and lease liability are the same, with adjustments to the ROU asset for lease incentives and initial direct costs incurred. The Company reviews all options to extend, terminate or purchase its ROU assets at the commencement of the lease and on an ongoing basis and accounts for these options when they are reasonably certain of being exercised. The Company evaluates lease modifications as they occur and records such as a separate lease or an adjustment to the existing ROU asset and lease liability as appropriate. Operating lease expense is recorded on a straight-line basis over the lease term with amortization of the ROU asset calculated as the difference between the straight-line operating lease expense and the implied interest expense on the lease liability. On the statement of cash flows, operating lease expense is included in operating cash flows.
Deferred offering costs
The Company records certain legal, accounting and other third-party fees that are directly associated with an offering to stockholders’ equity or debt in the event that the Company completes an offering. Costs associated with debt offerings are amortized to interest expense using the straight-line method over the life of the debt. As of December 31, 2023 and 2022, $1.7 million and $2.1 million, respectively, of unamortized deferred financing costs are netted against debt in the consolidated balance sheets.
Business combinations
The Company includes the results of operations of the businesses that are acquired as of the respective dates of acquisition. The Company allocates the fair value of the purchase price of acquisitions to the assets acquired and liabilities assumed based on their estimated fair values. The Company estimates and records the fair value of purchased intangible assets, which primarily consists of customer relationships, trademarks, and non-compete agreements. The excess of the fair value of the purchase price over the fair values of these identifiable assets, both tangible and intangible, and liabilities is recorded as goodwill.
Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates. The Company bases its estimates on past experiences, market conditions, and other assumptions that the Company believes are reasonable under the circumstances, and the Company evaluates these estimates on an ongoing basis. The Company uses estimates to determine many reported amounts, including but not limited to gross vs net assessment in revenue recognition, recoverability of goodwill and long-lived assets, useful lives used in amortization of intangibles, income taxes and valuation allowances, stock-based compensation and fair values of assets and liabilities acquired in business combinations.
Fair value measurements
The Company employs a hierarchy which prioritizes the inputs used to measure recurring fair value into three distinct categories based on the lowest level of input that is significant to the fair value measurement. The methodology for categorizing assets and liabilities that are measured at fair value pursuant to this hierarchy gives the highest priority to unadjusted quoted prices in active markets and the lowest levels to unobservable inputs, summarized as follows:
•Level 1 – Quoted prices in active markets for identical assets or liabilities.
•Level 2 – Other significant observable inputs (including quoted prices in active markets for similar assets or liabilities).
•Level 3 – Significant unobservable inputs (including our own assumptions in determining fair value).
We use the cost, income or market valuation approaches to estimate the fair value of our assets and liabilities when insufficient market-observable data is available to support our valuation assumptions.
Fair value of financial instruments
The Company considers the fair value of all financial instruments, including cash, accounts receivable and accounts payable to approximate their carrying values at year-end due to their short-term nature. The carrying value of the Company’s debt approximates fair value due to the market rates of interest.
Net income (loss) per share
Basic net income (loss) per share excludes dilution and is determined by dividing net income (loss) by the weighted average number of common shares outstanding including participating securities during the period. Diluted net income (loss) per share reflects the potential dilution that could occur if securities and other contracts to issue common stock were exercised or converted into common stock.
Recent Accounting Pronouncements
Accounting pronouncements adopted in 2023
In June 2016, the Financial Accounting Standards Board (the “FASB”) issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which requires entities to estimate all expected credit losses for certain types of financial instruments, including trade receivables, held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. The updated guidance also expands the disclosure requirements to enable users of financial statements to understand the entity’s assumptions, models and methods for estimating expected credit losses over the entire contractual term of the instrument from the date of initial recognition of that instrument. ASU 2016-13, as subsequently amended for various technical issues, is effective for emerging growth companies following private company adoption dates for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2022, with early adoption permitted. The Company adopted this ASU effective January 1, 2023. The adoption of this ASU did not have a material impact on the Company's consolidated financial statements.
Accounting pronouncements not yet adopted
In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, a final standard on improvements to income tax disclosures. The standard requires disaggregated information about a reporting entity's effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions and applies to all entities subject to income taxes. The new standard is effective for emerging growth companies for annual periods beginning after December 15, 2025. This accounting standard is effective in the first quarter of the Company's fiscal year ending December 31, 2026. The Company is currently evaluating the impact of adoption on our financial disclosures.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280)-Improvements to Reportable Segment Disclosures. The ASU requires that an entity disclose significant segment expenses impacting profit and loss that are regularly provided to the CODM. The update is required to be applied retrospectively to prior periods presented, based on the significant segment expense categories identified and disclosed in the period of adoption. The amendments in this ASU are required to be adopted for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the impact of adoption on our financial disclosures.
Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s consolidated financial statements.
Liquidity and capital resources
Going Concern
The Company evaluated whether relevant conditions or events, considered in the aggregate, raise substantial doubt about the Company’s ability to continue as a going concern. Substantial doubt exists when conditions and events, considered in the aggregate, indicate it is probable that a company will not be able to meet its obligations as they become due within one year after the issuance date of its financial statements. Management’s assessment is based on the relevant conditions that are known or reasonably knowable as of the date these consolidated financial statements were issued or were available to be issued.
As discussed in Note 9, one of the Company’s sell-side customers paused its connection to the Company for a couple of weeks in May 2024, which reduced sell-side sales volumes. As of the date of this report, sell-side volumes related to this customer have resumed but not yet at the levels experienced prior to the pause in May 2024 which has created significant disruption in the Company’s sell-side business. The Company is actively working with its partners to achieve prior volume levels. However, there can be no assurance that the Company will be able to achieve prior volume levels with its partners or on the timing of achieving such volume levels. Additionally, the Company (1) incurred a net loss of $6.8 million in 2023 primarily related to payments made to a few publishers of $8.8 million associated with a disputed short payment from a customer, (2) reported an accumulated deficit of $2.5 million as of December 31, 2023, (3) reported cash and cash equivalents of $5.1 million as of December 31, 2023, (4) has borrowed $3.0 million and $9.7 million as of December 31, 2023 and the date of this report, respectively, under the Credit Agreement which matures in July 2025, (5) was notified on April 17, 2024 that the Company’s auditor had resigned and (6) was unable to timely file its 2023 annual report and quarterly reports for the first two quarters of 2024. The delay in filing the Company’s annual and quarterly reports disrupted existing capital-raising efforts and created additional audit, legal and other expenses. These factors raise substantial doubt about the Company’s ability to continue as a going concern over the next twelve months.
The Company anticipates sources of liquidity to include cash on hand and cash flow from operations and has taken several actions to address liquidity concerns. These actions include (1) a plan to reduce expenses through a staff reduction, a pause on hiring and cost savings measures that were executed on July 1, 2024, (2) working with lenders to provide temporary relief from debt covenants (see Note 3 – Long-Term Debt) while rebuilding sell-side volumes, (3) raising capital through arrangements with various providers, and (4) regaining compliance with respect to delinquent SEC filings which will allow the Company to access the capital markets as well as other financing sources. There can be no assurance that the Company’s actions will be successful or that additional financing will be available when needed or on acceptable terms.
The accompanying consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.
Correction of Immaterial Errors in Prior Consolidated Financial Statements
For the quarter ended September 30, 2023, the Company identified a prior period accounting error in the Company’s previously reported unaudited interim consolidated financial statements beginning June 30, 2022 resulting from the incorrect accounting for granted but unvested restricted stock units. For the year ended December 31, 2023, the Company identified prior year accounting errors in the Company’s previously reported unaudited interim consolidated financial statements beginning March 31, 2022 resulting from the incorrect (1) accounting for and presentation of noncontrolling interests (NCI), (2) recognition of an organizational transaction, and (3) presentation of earnings per share considering the effect of certain features of the Company’s warrants and the impact of correcting the accounting for, and presentation of, NCI. Based on management’s evaluation of the errors in consideration of the SEC Staff’s Accounting Bulletins Topic 1.M, Materiality and Topic 1.N, Considering the Effects of Misstatements when Quantifying Misstatements in the Current Year Financial Statements and
interpretations therewith, the Company concluded these errors are not material to the Company’s previously reported financial statements included in the 2022 Form 10-K filed on April 17, 2023.
The following tables reflect the impact of the correction of these immaterial errors (in thousands):

Consolidated Balance Sheet as of December 31, 2022	As Reported	As Revised
Accrued liabilities	$4,778	$3,778
Total current liabilities	$25,572	$24,572
Total liabilities	$53,531	$52,531
Class A Common Stock Units	$3,253	$2,900
Class A Common Stock Amount	$3	$3
Additional paid-in capital	$8,224	$2,611
Accumulated deficit	$(3,643)	$(344)
Total stockholders’ equity attributable to Direct Digital Holdings, Inc.	$4,595	$2,281
Noncontrolling interest	$—	$3,314
Total stockholders’ equity	$4,595	$5,595

Consolidated Statement of Operations for the Twelve Months Ended December 31, 2022	As Reported	As Revised
Net income attributable to non-controlling interests	$—	$3,962
Net income attributable to Direct Digital Holdings, Inc.	$4,167	$205
Basic net income per share	$0.33	$0.11
Diluted net income per share	$0.33	$0.11
Weighted-average number of shares of common stock outstanding - basic	12,638	2,848
Weighted-average number of shares of common stock outstanding - dilutive	12,638	2,891

Consolidated Statement of Changes in Stockholders' Equity as of December 31, 2022	As Reported	As Revised
Class A Common Stock Units	3,253	2,900
Class A Common Stock Amount	$3	$3
Additional Paid-in Capital	$8,224	$2,611
Accumulated Deficit	$(3,643)	$(344)
Noncontrolling Interest	$—	$3,314
Total Stockholders’ Equity	$4,595	$5,595

Consolidated Statement of Changes in Stockholders' Equity for the Twelve Months Ended December 31, 2022
Distributions to members (Accumulated Deficit)	$(3,141)	$—
Distributions to holders of LLC Units (NCI)	$—	$(3,141)
Issuance of restricted stock units	378	—
Restricted stock forfeitures units	(25)	—
Net loss prior to Organizational Transactions	$—	$(464)
Net income (Accumulated Deficit)	$4,167	$669
Net income (NCI)	$—	$3,962
Note 2 — Basis of Presentation and Consolidation and Summary of Significant Accounting Policies
Basis of presentation and consolidation
The accompanying condensed unaudited consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial reporting and as required by Rule 8-03 of Regulation S-X. Accordingly, the condensed unaudited consolidated financial statements may not include all of the information and notes required by GAAP for audited financial statements. The condensed consolidated balance sheet as of December 31, 2023 included herein was derived from audited financial statements but does not include all disclosures required by GAAP for complete financial statements. In the opinion of the Company’s management, the accompanying condensed unaudited consolidated financial statements contain all adjustments, consisting of items of a normal and recurring nature, necessary to present fairly the Company’s financial position as of September 30, 2024, the results of its operations for the three and nine months ended September 30, 2024 and 2023, cash flows for the nine months ended September 30, 2024 and 2023, and stockholders’ deficit for the three and nine months ended September 30, 2024 and 2023. The results of operations for the three and nine months ended September 30, 2024, respectively, are not necessarily indicative of the results to be expected for the full year. The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities, and related disclosures, as of the date of the financial statements, and the amounts of revenues and expenses reported during the period. Actual results could differ from estimates. The accompanying condensed unaudited consolidated financial statements should be read in conjunction with the Company’s audited financial statements and the accompanying notes for the year ended December 31, 2023, which was included in Form 10-K filed with the SEC on October 15, 2024.
The condensed consolidated financial statements include the accounts of Direct Digital Holdings, Inc. and its wholly owned subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation.
The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards otherwise applicable to public companies until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) it affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these condensed consolidated financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates. The adoption dates discussed below reflect this election.
Revenue recognition
The Company recognizes revenue using the following five steps: 1) identification of a contract with a customer; 2) identification of the performance obligation(s) in the contract; 3) determination of the transaction price; 4) allocation of the transaction price to the performance obligation(s) in the contract; and 5) recognition of revenue when, or as, the performance obligation(s) are satisfied. The Company’s revenues are derived primarily from two sources: sell-side advertising and buy-side advertising. Thus, the Company disaggregates the revenue earned into these two segments. For additional segment disclosures, refer to Note 7 — Segment Information of our condensed consolidated financial statements. The Company maintains agreements with its customers in the form of written service agreements, which set out the terms of the relationship, including payment terms (typically 30 to 90 days).
For the sell-side advertising segment, the Company generates revenue by selling advertising inventory (digital ad units) that the Company purchases from publishers to advertisers through a process of monetizing ad impressions on the Company’s proprietary sell-side programmatic platform operating under the trademarked banner Colossus SSP. For the buy-side advertising segment, the Company generates revenue from customers that enter into agreements with the Company to provide managed advertising campaigns, which include digital marketing and media services to purchase digital advertising space, data and other add-on features.
In connection with the Company’s analysis of principal vs agent considerations, the Company has evaluated the specified goods or services and considered whether the Company controls the goods or services before they are provided to the customer, including the three indicators of control. Based upon this analysis and the Company’s specific facts and circumstances, the Company concluded that it is a principal for the goods or services sold through both the Company’s sell-side advertising segment and buy-side advertising segment because the Company controls the specified good or service before it is transferred to the customer and the Company is the primary obligor in the agreement with customers. Therefore, the Company reports revenue on a gross basis inclusive of all supplier costs and pays suppliers for the cost of digital media, advertising inventory, data and any add-on services or features.
In the advertising industry, companies commonly experience seasonal fluctuations in revenue. For example, in our sell-side advertising segment, many advertisers allocate the largest portion of their budgets to the fourth quarter of the calendar year in order to coincide with increased holiday purchasing while, in our buy-side segment, the second and third quarters of the year reflect our highest levels of advertising activity and the first quarter reflects the lowest level of such activity.
Sell-side advertising
The Company partners with publishers to sell advertising inventory to the Company’s Colossus Media-curated clients and the open markets (collectively referred to as “buyers”) seeking to access the general market as well as unique multi-cultural audiences. The Company generates revenue from the delivery of targeted digital media solutions, enabling advertisers to connect intelligently with their audiences across online display, video, social and mobile mediums using its proprietary programmatic sell-side platform (“SSP”). The Company refers to its publishers, app developers, and channel partners collectively as its "publishers." The Company’s platform allows the Company to sell, in real time, ad impressions from publishers to buyers and provides automated inventory management and monetization tools to publishers across various device types and digital ad formats. The Company recognizes revenue at a point in time when an ad is delivered or displayed in response to a winning bid request from ad buyers.
Buy-side advertising
The Company purchases media based on the budget established by its customers with a focus on leveraging data services, customer branding, real-time market analysis and micro-location advertising. The Company offers its services on a fully managed basis, which is recognized over time using the output method when the performance obligation is fulfilled. An “impression” is delivered when an advertisement appears on pages viewed by users. The performance obligation is satisfied over time as the volume of impressions are delivered up to the contractual maximum. Many customers run several different campaigns throughout the year to capitalize on different seasons, special events and other happenings at their respective regions and localities. The Company provides digital advertising and media buying capabilities with a focus on generating measurable digital and financial life for its customers.
Revenue arrangements are evidenced by a fully executed insertion order (“IO”) and/or a master service agreement (“MSA”) covering a combination of marketing tactics. Generally, IOs specify the number and type of advertising impressions to be delivered over a specified time at an agreed upon price and performance objectives for an ad campaign. Performance objectives are generally a measure of targeting, as defined by the parties in advance, such as number of ads displayed, consumer clicks on ads or consumer actions (which may include qualified leads, registrations, downloads, inquiries or purchases). These payment models are commonly referred to as CPM (cost per impression), CPC (cost per click) and CPA (cost per action). The majority of the Company’s contracts are flat-rate, fee-based contracts.
Cash payments received prior to the Company’s delivery of its services are recorded to deferred revenue until the performance obligation is satisfied. The Company recorded deferred revenue (contract liabilities) to account for billings in excess of revenue recognized, primarily related to contractual minimums billed in advance and customer prepayment, of $1.0 million and $0.4 million as of September 30, 2024 and December 31, 2023, respectively. Revenue recognized during the nine months ended September 30, 2024 and 2023 from amounts included within the deferred revenue balances at the beginning of each respective period amounted to $0.4 million and $0.5 million, respectively.
Accounting Standards Codification ("ASC") 606 provides various optional practical expedients. The Company elected the use of the practical expedient relating to the disclosure of remaining performance obligations within a contract and will not disclose remaining performance obligations for contracts with an original expected duration of one year or less.
Goodwill
As of September 30, 2024 and December 31, 2023, goodwill was $6.5 million, which includes $2.4 million as a result of the acquisition of Huddled Masses and Colossus Media in 2018 and $4.1 million from the acquisition of Orange 142 in 2020. The Company expects to deduct goodwill for tax purposes in future years. Goodwill is attributable to entry into new markets not previously accessible and generation of future growth opportunities. Goodwill is assessed for impairment at least annually (December 31) starting with a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit containing goodwill is less than its carrying value. This qualitative assessment may include, but is not limited to, reviewing factors such as macroeconomic conditions, industry and market considerations, cost factors, entity-specific financial performance and other events, such as changes in our management, strategy and primary user base. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then a quantitative goodwill impairment analysis is performed. Depending upon the results of the quantitative measurement, the recorded goodwill may be written down and an impairment expense is recorded in the condensed consolidated statements of operations when the carrying amount of the reporting unit exceeds the fair value of the reporting unit. Goodwill is reviewed annually and tested for impairment upon the occurrence of a triggering event. The Company determined that there was no impairment of goodwill during the nine months ended September 30, 2024 and 2023.
Intangible assets, net
Intangible assets consist of customer relationships, trademarks and non-compete agreements. Intangible assets are recorded at fair value at the time of their acquisition and are stated within the condensed consolidated balance sheets net of accumulated amortization. Intangible assets are amortized on a straight-line basis over their estimated useful lives and recorded as amortization expense within general and administrative expenses in the condensed consolidated statements of operations. The Company’s intangible assets are being amortized over their estimated useful lives, using the straight-line method with non-compete agreements over 5 years and other intangibles over 10 years.
Impairment of long-lived assets
The Company evaluates the recoverability of long-lived assets, including property, equipment and software costs and intangible assets if facts or circumstances indicate that any of those assets might be impaired. ASC 360-10-15 requires the Company to group assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities and evaluate the asset group against the sum of the undiscounted future cash flows to determine if a write-down to fair value is necessary. No impairment loss was recognized during the nine months ended September 30, 2024 and 2023.
Stock-based compensation
Stock-based compensation cost for options and restricted stock units (“RSU”) awarded to employees and directors is measured at the grant date based on the calculated fair value of the award and is recognized as an expense over the requisite service period (generally the vesting period of the equity grant). Contingently issued awards with a requisite service period that precedes the grant date are measured and recognized at the start of the requisite service period and remeasured each reporting period until the grant date.
The Company estimates the fair value of RSU’s based on the closing price of the Company’s common stock on the date of the grant. The Company estimates the fair value of stock options using the Black-Scholes valuation model. Key input assumptions used to estimate the fair value of stock options include the fair value of the Company’s common stock, as well as assumptions regarding the expected common stock price volatility over the term of the stock options, the expected term of the stock options, risk-free interest rates and the expected dividend yield. Given the Company's short history as a public company, the expected volatility is determined based on the trading history of several unrelated public companies within the industry that the Company considers to be comparable and the expected term is determined based on a combination of the terms of stock options and peer data. The risk-free interest rate is derived using the U.S. Treasury yield curve in effect at date of grant. Other assumptions are based on historical experience and activity. The Company considers an estimated forfeiture rate for stock options based on historical experience and the anticipated forfeiture rates during the future contract life.
Income taxes
In February 2022, concurrent with the Organizational Transactions, the Company entered into a tax receivable agreement (“Tax Receivable Agreement” or “TRA”) with DDH LLC and Direct Digital Management, LLC (“DDM”). The TRA provides for certain income (loss) allocations between the Company and DDH LLC under the agreement. DDH LLC is a limited liability company, is treated as a partnership for federal income tax purposes and generally is not subject to any entity-level U.S. federal income tax and certain state and local income taxes. Any taxable income or loss generated by the Company is allocated to holders of LLC units (“LLC Units”) in accordance with the Second Amended and Restated Limited Liability Company Agreement (“LLC Agreement”), and distributions to the owners of LLC Units in an amount sufficient to fund their tax obligations. The Company is subject to U.S. federal income taxes, in addition to state and local income taxes with respect to its allocable share of any taxable income or loss under the LLC Agreement. Pursuant to the Company’s election under Section 754 of the Internal Revenue Code (the “Code”), the Company expects to obtain an increase in its share of the tax basis in the net assets of DDH, LLC when LLC Units are redeemed or exchanged by the members of DDH, LLC. The Company made an election under Section 754 of the Code for each taxable year in which a redemption or exchange of LLC interest occurred. During the nine months ended September 30, 2024 and 2023, members of DDM exchanged no shares of Class B Common Stock into shares of Class A Common Stock.
Deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is established when it is more likely than not that some portion or all of the deferred tax assets will not be realized. The establishment of a valuation allowance requires significant judgment and is impacted by various estimates. Both positive and negative evidence, as well as the objectivity and verifiability of that evidence, is considered in determining the appropriateness of recording a valuation allowance on deferred tax assets. As of September 30, 2024 and December 31, 2023, the Company recorded a valuation allowance of $7.3 million and $0.5 million, respectively.
Accounts receivable, net
Accounts receivable primarily consists of billed amounts for products and services rendered to customers under normal trade terms. The Company performs credit evaluations of its customers’ financial condition and generally does not require collateral. Accounts receivable are stated at net realizable value. The Company insures a significant portion of its accounts receivable with unrelated third-party insurance companies in an effort to mitigate any future write-offs and establishes provision for credit losses as deemed necessary for accounts not covered by this insurance. Management periodically reviews outstanding accounts receivable for reasonableness. If warranted, the Company processes a claim with the third-party insurance company to recover uncollected balances, rather than writing the balances off to bad debt expense. The guaranteed recovery for the claim is approximately 90% of the original balance, and if the full amount is collected by the insurance company, the remaining 10% is remitted to the Company. If the insurance company is unable to collect the full amount, the Company records the remaining 10% to bad debt expense. The Company’s provision for credit losses reflects the current expected credit loss inherent in the accounts receivable considering the Company’s aging analysis, historical collection experience, customer creditworthiness, current and future economic conditions and market conditions. Accounts receivable balances are written off against the provision when the Company believes it is probable the receivable will not be recovered. For the nine months ended September 30, 2024 and 2023, the Company's provision for credit losses net of recoveries, as reflected in the condensed consolidated statements of cash flows was less than $0.1 million.
Concentrations of customers and suppliers
There is an inherent concentration of credit risk associated with accounts receivable arising from revenue from major customers on both the sell-side and buy-side of the business. For the three months ended September 30, 2024 and 2023, one buy-side customer represented 12% and one sell-side customer represented 82% of revenues, respectively. For the nine months ended September 30, 2024 and 2023, one sell-side customer represented 52% and 72% of revenues, respectively. As of September 30, 2024 and December 31, 2023, three customers and one customer accounted for 35% and 83%, respectively, of accounts receivable.
As of September 30, 2024 and December 31, 2023, one vendor and three sellers of advertising inventory each accounted for at least 10%, and collectively accounted for 17% and 77%, respectively, of consolidated accounts payable.
Accrued Liabilities
The components of accrued liabilities on the balance sheet as of September 30, 2024 and December 31, 2023 are as follows (in thousands):

	September 30, 2024	December 31, 2023
Accrued compensation and benefits	$277	$2,789
Accrued expenses	534	631
Accrued severance	—	189
Accrued litigation settlement (1)	—	171
Accrued interest	70	36
Total accrued liabilities	$881	$3,816
__________________
(1)In July 2022, the Company entered into a litigation settlement agreement with a vendor of Huddled Masses related to a delinquent balance from 2019 and agreed to pay a total of $0.5 million with monthly installment payments over 24 months beginning September 1, 2022.
Cash and cash equivalents
Cash and cash equivalents consist of funds deposited with financial institutions and highly liquid instruments with original maturities of three months or less. Such deposits may, at times, exceed federally insured limits. The risk of loss attributable to any uninsured balances is mitigated by depositing funds only in high credit quality financial institutions. The Company has not experienced any losses in such amounts and believes it is not exposed to any significant credit risk to cash.
Deferred offering costs
The Company records certain legal, accounting and other third-party fees that are directly associated with an offering to stockholders’ equity or debt in the event that the Company completes an offering. Costs associated with debt offerings are amortized to interest expense using the straight-line method over the life of the debt. As of September 30, 2024 and December 31, 2023, $1.3 million and $1.7 million, respectively, of unamortized deferred financing costs are netted against debt in the condensed consolidated balance sheets. As of September 30, 2024 and December 31, 2023, $0.1 million and $0.2 million, respectively, of unamortized deferred issuance costs are classified as prepaid expenses and other current assets in the condensed consolidated balance sheets.
Fair value measurements
The Company employs a hierarchy which prioritizes the inputs used to measure recurring fair value into three distinct categories based on the lowest level of input that is significant to the fair value measurement. The methodology for categorizing assets and liabilities that are measured at fair value pursuant to this hierarchy gives the highest priority to unadjusted quoted prices in active markets and the lowest levels to unobservable inputs, summarized as follows:
•Level 1 – Quoted prices in active markets for identical assets or liabilities.
•Level 2 – Other significant observable inputs (including quoted prices in active markets for similar assets or liabilities).
•Level 3 – Significant unobservable inputs (including our own assumptions in determining fair value).
We use the cost, income or market valuation approaches to estimate the fair value of our assets and liabilities when insufficient market-observable data is available to support our valuation assumptions.
Fair value of financial instruments
The Company considers the fair value of all financial instruments, including cash, accounts receivable and accounts payable to approximate their carrying values at year-end due to their short-term nature. The carrying value of the Company’s debt approximates fair value due to the market rates of interest.
Net income (loss) per share
Basic net income (loss) per share excludes dilution and is determined by dividing net income (loss) by the weighted average number of common shares outstanding including participating securities during the period. Diluted net income (loss) per share reflects the potential dilution that could occur if securities and other contracts to issue common stock were exercised or converted into common stock.
Recent Accounting Pronouncements
Accounting pronouncements adopted
No standards have been adopted which have had a material impact on the Company’s condensed consolidated financial statements.
Accounting pronouncements not yet adopted
In December 2023, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update ("ASU") 2023-09, Improvements to Income Tax Disclosures, a final standard on improvements to income tax disclosures. The standard requires disaggregated information about a reporting entity's effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions and applies to all entities subject to income taxes. The new standard is effective for emerging growth companies for annual periods beginning after December 15, 2025. This accounting standard is effective in the first quarter of the Company's fiscal year ending December 31, 2026. The Company is currently evaluating the impact of adoption on our financial disclosures.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The ASU requires that an entity disclose significant segment expenses impacting profit and loss that are regularly provided to the Company's chief operating decision maker ("CODM"). The update is required to be applied retrospectively to prior periods presented, based on the significant segment expense categories identified and disclosed in the period of adoption. The amendments in this ASU are required to be adopted for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the impact of adoption on our financial disclosures.
Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s condensed consolidated financial statements.
Liquidity and capital resources
Going Concern
The Company evaluated whether relevant conditions or events, considered in the aggregate, raise substantial doubt about the Company’s ability to continue as a going concern. Substantial doubt exists when conditions and events, considered in the aggregate, indicate it is probable that a company will not be able to meet its obligations as they become due within one year after the issuance date of its financial statements. Management’s assessment is based on the relevant conditions that are known or reasonably knowable as of the date these condensed consolidated financial statements were issued or were available to be issued.
As discussed in Note 9, one of the Company’s sell-side customers paused its connection to the Company for a couple of weeks in May 2024, which reduced sell-side sales volumes. As of the date of this report, sell-side volumes related to this customer have resumed but not yet at the levels experienced prior to the pause in May 2024 which has created significant disruption in the Company’s sell-side business. The Company is actively working with its partners to achieve prior volume levels. However, there can be no assurance that the Company will be able to achieve prior volume levels with its partners or on the timing of achieving such volume levels. Additionally, the Company (1) incurred a net loss of $13.3 million for the nine months ended September 30, 2024 reflecting the impact of the sell-side disruption described above and a decrease in customer spend on the buy-side, (2) reported an accumulated deficit of $6.6 million as of September 30, 2024, (3) reported cash and cash equivalents of $4.1 million as of September 30, 2024, (4) has borrowed $9.7 million and $8.7 million, respectively, as of September 30, 2024 and the date of this report, under the Credit Agreement which matures in July 2025, (5) was notified on April 17, 2024 that the Company’s auditor had resigned, (6) was unable to timely file its 2023 annual report and quarterly reports for the first two quarters of 2024 and (7) was notified by Nasdaq on October 18, 2024 that it was not in compliance with Nasdaq's minimum stockholders' equity requirements. The delay in filing the Company’s annual and quarterly reports disrupted existing capital-raising efforts and created additional audit, legal and other expenses. These factors raise substantial doubt about the Company’s ability to continue as a going concern over the next twelve months.
The Company anticipates sources of liquidity to include cash on hand and cash flow from operations and has taken several actions to address liquidity concerns. These actions include (1) a plan to reduce expenses through a staff reduction, a pause on hiring and cost savings measures that were executed on July 1, 2024, (2) working with lenders to provide temporary various relief from debt covenants (see Note 3 — Long-Term Debt) while rebuilding sell-side volumes, (3) putting in place a program to raise capital through an equity reserve facility (see Note 4 — Stockholders’ Deficit and Stock-Based Compensation), (4) regaining compliance with respect to delinquent SEC filings on October 15, 2024 which will allow the Company to access the capital markets as well as other financing sources and (5) a plan to achieve compliance with Nasdaq's minimum stockholders' equity requirements. There can be no assurance that the Company’s actions will be successful or that additional financing will be available when needed or on acceptable terms.
The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.